Derivative Liabilities (Details)			1 Months Ended								3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 03, 2019 USD ($) $ / shares shares	Jun. 03, 2019 SEK (kr) shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2021 kr / shares shares	Feb. 29, 2020 USD ($) shares	Feb. 29, 2020 SEK (kr) shares	Feb. 23, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	May 31, 2019 USD ($) $ / shares shares	Nov. 29, 2018 USD ($)	Sep. 30, 2021 $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares kr / shares	Sep. 30, 2021 $ / shares kr / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2021 kr / shares	Sep. 13, 2021 $ / shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 kr / shares	May 31, 2019 kr / shares	May 31, 2019 SEK (kr)	Nov. 29, 2018 SEK (kr)
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares	3,996,864	3,996,864															50,341,080
Common stock, par value | $ / shares												$ 0.01				$ 0.01	$ 0.01
Exercise Price | (per share)												$ 0.7				$ 0.4	$ 0.7		$ 0.2		kr 33		kr 6
Convertible debt (in Kronor) | kr																										kr 200,000,000
Bearing interest rate										2.00%																2.00%
Convertible shares and warrants percentage										50.00%
Cash payment | $	$ 673,000															$ 533,000	$ 5,109,000
Committed tranches settled receipt	$ 1,000,000				$ 1,000,000	kr 105,000,000
Common stock shares (in Shares) | shares	9,330,000				9,330,000	9,330,000		9,330,000								1				1	1
Settlement Shares amount | $	$ 2,500,000				$ 2,500,000
Settlement warrants amount | $					$ 625,000		$ 600,000
Estimated fair value | $																	$ 2,935,000
Cash settlement paid | $								$ 673,000
Market value | $								$ 2,262,000
Warrants issued settlement shares (in Shares) | shares							3,996,864
Warrants exchangeable shares description																	The 3,996,864 warrants are exchangeable into one common share each at $0.34 (SEK 3.3) for 36 months.
Increase decrease volatility rate																5.00%
Fair value estimate loss | $																$ 30,000
Fair value estimate profit | $																$ 26,000
Valuation of derivative liabilities description																the effect of a 5% strengthening of the U.S. dollar against the SEK, would result in a profit of $7. An assumed 5% weakening of the U.S. dollar against the SEK would have an equal but opposite effect on the basis that all other variables remained constant.
Total proceeds | $													$ 6
Average volume weighted price (in Kronor per share) | kr / shares				kr 2
Warrants excercise price (in Dollars per share) | $ / shares	$ 0.38
Rights of warrants (in Dollars per share) | $ / shares											$ 0.01		$ 0.01	$ 0.01	$ 0.01
Exercise price per share | (per share)													$ 0.4	$ 0.05	$ 33
Weighted average contractual life													1 year 4 months 24 days
Weighted average exercise price (in Dollars per share) | $ / shares													$ 0.38
Maximum [Member]
Derivative Liabilities (Details) [Line Items]
Cash payment | kr		kr 6,000,000
Average volume weighted price (in Kronor per share) | $ / shares																$ 0.3	$ 0.24
Minimum [Member]
Derivative Liabilities (Details) [Line Items]
Cash payment | kr		kr 4,000,000
Average volume weighted price (in Kronor per share) | $ / shares																$ 0.09	0.08
TO1 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares									20,166,221
Common stock, par value | (per share)									$ 0.01															kr 0.05
Exercise price									$ 0.9																kr 7.5
Common Stock [Member]
Derivative Liabilities (Details) [Line Items]
Common stock, par value | kr / shares																				kr 0.05		kr 0.05
Settlement Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares					3,996,864	3,996,864
TO2 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares												50,341,080
Common stock, par value | (per share)												$ 0.01					0.01					kr 0.05
Exercise Price | (per share)												$ 0.69					$ 0.69						kr 60
Total warrants (in Shares) | shares													8,820
Shares subscription (in Shares) | shares													8,820
TO3 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares			121,162,817	121,162,817
Exercise Price | kr / shares																		kr 2,679
Shares subscription (in Shares) | shares											13,719,266
Warrants, exercisable | (per share)			$ 0.2	kr 1.7
Amount 20 tranches [Member]
Derivative Liabilities (Details) [Line Items]
Funded each over amount | $										$ 10,000,000